NET INCOME PER SHARE - Anti-dilutive Securities Excluded from Calculation of Diluted Net (Loss)/Income Per Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares issuable upon exercise of share options, restricted stocks and RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares	294,352	705,407	12,683,366
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares	1,042,234	11,657,620	23,450,173
Series A Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares			71,641,792
Series B-1 Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares			2,000,000
Series B-2 Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares			20,895,523